EMPLOYEE BENEFIT - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	$ (699)	$ (817)
Assumption - 1% decrease	818	960
Rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	782	912
Assumption - 1% decrease	$ (685)	$ (796)